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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment  [ ]               Amendment No.:    _______
         This Amendment (Check only one):  [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Margaret St. Clair
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:     028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts  August 10, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-05989            Amelia Peabody Foundation




















                                      -2-


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $647 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File No.      Name

1.   28-05993          Philip B. Waring




























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                           FORM 13F INFORMATION TABLE
                           Quarter Ended June 30 2004

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                                                            MARGARET N. ST.CLAIR
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1           COLUMN 2            COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
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      Name of Issuer     Title of Class          CUSIP       Value      Shrs or  Sh/Put/   Investment   Other      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                           (X $1000)    Prn Amt  Prn Call  Discretion  Managers   Sole  Shared Other
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia         Exchange Traded Fund     003009107      $ 17         300            Shared-Other     1      Sole
 Pacific Income
 Fund
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen              Exchange Traded Fund     003013109      $  6         500            Shared-Other     1      Sole
 Global
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr MSCI       Exchange Traded Fund     464287234      $ 11          65            Shared-Other     1      Sole
 Emerging Markets
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P        Exchange Traded Fund     464287275      $ 36         800            Shared-Other     1      Sole
 Global
 Telecommunications
 Sector
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P        Exchange Traded Fund     464287333      $ 48         800            Shared-Other     1      Sole
 Global Financial
 Sector
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Goldman    Exchange Traded Fund     464287374      $ 29         250            Shared-Other     1      Sole
 Sachs Nat Res
 Index
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P 500/   Exchange Traded Fund     464287408      $ 40         700            Shared-Other     1      Sole
 BARRA Value
------------------------------------------------------------------------------------------------------------------------------------
Ishares Trust         Exchange Traded Fund     464287598      $ 46       1,000            Shared-Other     1      Sole
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell    Exchange Traded Fund     464287598      $ 60       1,000            Shared-Other     1      Sole
 1000 Value
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell    Exchange Traded Fund     464287614      $ 67       1,400            Shared-Other     1      Sole
 1000 Growth
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow        Exchange Traded Fund     464287754      $  9       1,700            Shared-Other     1      Sole
 Jones US Indl
 Sector Index
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell    Exchange Traded Fund     464287630      $ 26         150            Shared-Other     1      Sole
 2000 Value
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow        Exchange Traded Fund     464287762      $ 53         900            Shared-Other     1      Sole
 Jones US
 Healthcare
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Ishares TR Dow        Exchange Traded Fund     464287796      $ 34         600            Shared-Other     1      Sole
 Jones US Energy
 Sector Index Fd
------------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow        Exchange Traded Fund     464287838      $ 23         500            Shared-Other     1      Sole
 Jones US Basic
 Materials
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Morgan Stanley        Exchange Traded Fund     61744U106      $ 28       2,500            Shared-Other     1      Sole
 Asia Pacific
 Fund
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr
 Unit                 Exchange Traded Fund     631100104      $ 19         500            Shared-Other     1      Sole
------------------------------------------------------------------------------------------------------------------------------------
Templeton Dragon
 Fund                 Exchange Traded Fund     88018T101      $  9         600            Shared-Other     1      Sole
------------------------------------------------------------------------------------------------------------------------------------
Templeton Russia
 Fund                 Exchange Traded Fund     88022F105      $  6         160            Shared-Other     1      Sole
------------------------------------------------------------------------------------------------------------------------------------

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          Total                                               $647
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